Fees Summary	Jun. 16, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 24,964,130,000.00
Previously Paid Amount	0.00
Total Fee Amount	3,447,546.35
Total Offset Amount	1,102,000.00
Net Fee	2,345,546.35
Narrative - Max Aggregate Offering Price	$ 24,964,130,000.00
Offering Table N/A
Offset Table N/A
Combined Prospectus Table N/A	N/A
Final Prospectus	true